Income Taxes - Narrative 2 (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward [Line Items]
Deferred Tax Assets, Not Recognized, Compensation and Benefits, Share-based Compensation Cost	$ 3,500,000
Unrecognized tax benefits	10,887,000	1,172,000	699,000	501,000
Unrecognized tax benefit to affect income tax expense	10,100,000
Accrued penalties	71,000	29,000
Liability for penalties and interest	100,000
Undistributed earnings in foreign subsidiaries	3,600,000
Effective income tax rate, percent	33.00%	2.60%	(0.40%)
Federal [Member] | Research and Development Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carry forward	4,200,000
State [Member] | Research and Development Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carry forward	$ 2,900,000